Significant Accounting Policies and Recent Accounting Pronouncements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies and Recent Accounting Pronouncements
Provision for doubtful accounts	$ 0	$ 63
Vessels useful life	35 years
Vessels dry-dock or special survey period within the first 15 years of useful life	every 5 years
Vessels dry-dock or special survey period within the remaining useful life	every 2.5 years